Business combinations - Summary of Acquisition Date Fair Value of Each Major Class of Identifiable Assets and Liabilities Recognized (Detail)
R$ in Thousands, $ in Thousands, £ in Millions, $ in Billions
					12 Months Ended
	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 01, 2026 BRL (R$)	Aug. 01, 2026 USD ($)	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) shares	Dec. 09, 2024 USD ($)	Aug. 07, 2024 BRL (R$)	Aug. 07, 2024 USD ($)	Jul. 16, 2024 USD ($)	Jul. 16, 2024 COP ($)	May 24, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 GBP (£)	Apr. 02, 2024 BRL (R$)	Apr. 02, 2024 USD ($)	Apr. 01, 2024 BRL (R$)	Apr. 01, 2024 USD ($)	Mar. 22, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash transferred	$ (6,811)						$ (18,931)
Contingent consideration recognised as of acquisition date	29,122					$ 42,853					$ 121,238
Consideration transferred, acquisition-date fair value	46,063		$ 54,394
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	(178)						(636)
Number of shares issued (in shares) | shares						148,253,938				153,586,168	153,586,168
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	6,633				$ 112,164	$ 6,633	18,295
Equity interests of acquirer	(10,130)
Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											$ 151,826
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											(39,662)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					112,164
Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											$ 151,826
Number of shares issued (in shares) | shares										(14,690,000)	(14,690,000)
Identifiable Assets Acquired Including Goodwill											$ 144,938
Total consideration											311,454
Kamaroopin [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred		$ (2,024)
Contingent consideration recognised as of acquisition date		4,707				7,148					0
Consideration transferred, acquisition-date fair value		16,861
Non-controlling interest in acquiree recognised at acquisition date		0
Consideration paid (received)		27,993
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date		(178)
Working Capital Recognised As Of Acquisition Date		(101)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date		0
Customer-related intangible assets recognised as of acquisition date		10,560
Brands Intangible Assets Recognised As Of Acquisition Date		868
Property, plant and equipment recognised as of acquisition date		15
Identifiable assets acquired (liabilities assumed)		11,520
Identifiable Assets Acquired Including Goodwill		16,473
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities		1,846
Equity interests of acquirer		(10,130)
Fair value of equity interest previously held		11,132
Liabilities incurred		$ 0
Voting equity interests acquired (in percent)		100.00%
Voting equity interests acquired (in percent)		100.00%
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	(4,787)
Contingent consideration recognised as of acquisition date	0
Consideration transferred, acquisition-date fair value	29,202
Non-controlling interest in acquiree recognised at acquisition date	(15,147)
Consideration paid (received)	44,349
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date	0
Working Capital Recognised As Of Acquisition Date	0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date	30,911
Customer-related intangible assets recognised as of acquisition date	0
Brands Intangible Assets Recognised As Of Acquisition Date	0
Property, plant and equipment recognised as of acquisition date	0
Identifiable assets acquired (liabilities assumed)	30,911
Identifiable Assets Acquired Including Goodwill	13,438
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	4,787
Equity interests of acquirer	0
Fair value of equity interest previously held	0
Liabilities incurred	$ 24,415
Voting equity interests acquired (in percent)	50.74%
Voting equity interests acquired (in percent)	50.74%
Patria Asset Management S.A. (“PAM”) [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	$ 24,415
VBI [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid				$ 10,815				R$ 9,500	$ 1,500	R$ 50,000												R$ 25,000	$ 4,900	$ 1,200
Accounts Receivable Recognized As Of Acquisition Date				2,462
Cash transferred				(10,815)
Cash Consideration Payable				10,859
Preferred Dividends Payable Recognised As Of Acquisition Date				1,966
Contingent consideration recognised as of acquisition date				8,355		11,053					0		R$ 56,800	$ 10,100
Option Arrangements Recognized As Of Acquisition Date				(827)
Consideration transferred, acquisition-date fair value				31,168
Non-controlling interest in acquiree recognised at acquisition date				(13,729)
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date				0
Consideration paid (received)				44,897
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date				$ (600)
Proportion of ownership interest in subsidiary				50.00%
Accounts Receivable Recognized As Of Acquisition Date				$ 2,462
Working Capital Recognised As Of Acquisition Date				(2,587)
Customer-related intangible assets recognised as of acquisition date				23,246
Brands Intangible Assets Recognised As Of Acquisition Date				3,617
Property, plant and equipment recognised as of acquisition date				539
Lease Liability Recognized As Of Acquisition Date				(420)
Identifiable assets acquired (liabilities assumed)				27,457
Identifiable Assets Acquired Including Goodwill				17,440
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities				$ 10,215
Igah [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid			8,116
Accounts Receivable Recognized As Of Acquisition Date			0
Cash transferred			(8,116)
Cash Consideration Payable			4,771
Preferred Dividends Payable Recognised As Of Acquisition Date			0
Contingent consideration recognised as of acquisition date			0
Option Arrangements Recognized As Of Acquisition Date			10,339
Consideration transferred, acquisition-date fair value			23,226
Non-controlling interest in acquiree recognised at acquisition date			0
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date			0
Consideration paid (received)			23,226
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date			(36)
Accounts Receivable Recognized As Of Acquisition Date			0
Working Capital Recognised As Of Acquisition Date			64
Customer-related intangible assets recognised as of acquisition date			2,120
Brands Intangible Assets Recognised As Of Acquisition Date			0
Property, plant and equipment recognised as of acquisition date			0
Lease Liability Recognized As Of Acquisition Date			0
Identifiable assets acquired (liabilities assumed)			2,220
Identifiable Assets Acquired Including Goodwill			21,006
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			$ 8,080
Igah Partners LLC [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Proportion of ownership interest in subsidiary			100.00%
Igah Carry Holding Ltd [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Proportion of ownership interest in subsidiary			100.00%
PEVC General Partner IV, Ltd. [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Proportion of ownership interest in subsidiary			13.20%
TRIA [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value																				R$ 100,000	$ 19,800
Non-controlling interest in acquiree recognised at acquisition date						0	$ 0				(6,604)
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)																				66.67%	66.67%
Voting equity interests acquired (in percent)																				66.67%	66.67%
TRIA [Member] | April 02, 2024
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											9,906
Accounts Receivable Recognized As Of Acquisition Date											9,905
Recoverable taxes as of acquisition date											0
Current investments as of acquisition date											0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Accounts Receivable Recognized As Of Acquisition Date											9,905
Other assets as of acquisition date											0
Accounts payables recognized as of acquisition date											0
Personnel liabilities recognized as of acquisition date											0
tax liabilities recognized as of acquisition date											0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date											0
Property, plant and equipment recognised as of acquisition date											0
Tax Assets And Liabilities Recognised As Of Acquisition Date											0
Lease Liability Recognized As Of Acquisition Date											0
Deferred consideration payable on acquisition											0
Other Assets And Other Liabilities Recognised As Of Acquisition Date											0
Non-compete recognised as of acquisition date											0
Identifiable assets acquired (liabilities assumed)											19,811
Identifiable Assets Acquired Including Goodwill											6,604
TRIA [Member] | April 02, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											19,811
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											(19,811)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					0
TRIA [Member] | April 02, 2024 | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											$ 19,811
Number of shares issued (in shares) | shares										0	0
Identifiable Assets Acquired Including Goodwill											$ 6,604
Total consideration											26,415
GPMS
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date																		$ 24,100	£ 19.3
GPMS | April 26, 2024
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											19,506
Accounts Receivable Recognized As Of Acquisition Date											1,751
Recoverable taxes as of acquisition date											0
Current investments as of acquisition date											0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Accounts Receivable Recognized As Of Acquisition Date											1,751
Other assets as of acquisition date											48,127
Accounts payables recognized as of acquisition date											(226)
Personnel liabilities recognized as of acquisition date											(7,170)
tax liabilities recognized as of acquisition date											0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date											92,754
Property, plant and equipment recognised as of acquisition date											0
Tax Assets And Liabilities Recognised As Of Acquisition Date											24
Lease Liability Recognized As Of Acquisition Date											0
Deferred consideration payable on acquisition											0
Other Assets And Other Liabilities Recognised As Of Acquisition Date											(54,258)
Non-compete recognised as of acquisition date											4,358
Identifiable assets acquired (liabilities assumed)											104,866
Identifiable Assets Acquired Including Goodwill											30,544
GPMS | April 26, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											73,772
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											(19,506)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					54,266
GPMS | April 26, 2024 | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											(73,772)
Identifiable Assets Acquired Including Goodwill											61,638
Total consideration											135,410
CSHG Real Estate
Disclosure of detailed information about business combination [line items]
Cash transferred												$ (63,500)
Consideration transferred, acquisition-date fair value																	$ 70,300
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)																	100.00%
Voting equity interests acquired (in percent)																	100.00%
CSHG Real Estate | May 24, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											0
Accounts Receivable Recognized As Of Acquisition Date											0
Recoverable taxes as of acquisition date											0
Current investments as of acquisition date											0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Accounts Receivable Recognized As Of Acquisition Date											0
Other assets as of acquisition date											0
Accounts payables recognized as of acquisition date											0
Personnel liabilities recognized as of acquisition date											(1,903)
tax liabilities recognized as of acquisition date											0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date											114,107
Property, plant and equipment recognised as of acquisition date											0
Tax Assets And Liabilities Recognised As Of Acquisition Date											0
Lease Liability Recognized As Of Acquisition Date											0
Deferred consideration payable on acquisition											(4,368)
Other Assets And Other Liabilities Recognised As Of Acquisition Date											0
Non-compete recognised as of acquisition date											0
Identifiable assets acquired (liabilities assumed)											107,836
Identifiable Assets Acquired Including Goodwill											20,745
CSHG Real Estate | May 24, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											58,243
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					58,243
CSHG Real Estate | May 24, 2024 [Member] | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											$ (58,243)
Number of shares issued (in shares) | shares										0	0
Identifiable Assets Acquired Including Goodwill											$ 70,338
Total consideration											128,581
Nexus [Member]
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date						$ 0					6,085				$ 6,400	$ 25
Consideration transferred, acquisition-date fair value															$ 725,000
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Voting equity interests acquired (in percent)															100.00%	100.00%
Voting equity interests acquired (in percent)															100.00%	100.00%
Nexus [Member] | July 16, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											345
Accounts Receivable Recognized As Of Acquisition Date											491
Recoverable taxes as of acquisition date											376
Current investments as of acquisition date											3
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Accounts Receivable Recognized As Of Acquisition Date											491
Other assets as of acquisition date											2
Accounts payables recognized as of acquisition date											0
Personnel liabilities recognized as of acquisition date											(255)
tax liabilities recognized as of acquisition date											(474)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date											9,872
Property, plant and equipment recognised as of acquisition date											22
Tax Assets And Liabilities Recognised As Of Acquisition Date											(235)
Lease Liability Recognized As Of Acquisition Date											95
Deferred consideration payable on acquisition											0
Other Assets And Other Liabilities Recognised As Of Acquisition Date											(768)
Non-compete recognised as of acquisition date											1,211
Identifiable assets acquired (liabilities assumed)											10,495
Identifiable Assets Acquired Including Goodwill											10,553
Nexus [Member] | July 16, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid											0
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											(345)
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities					$ (345)
Nexus [Member] | July 16, 2024 [Member] | Non-cash reconciliation [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Cash and cash equivalents recognised as of acquisition date											$ 0
Number of shares issued (in shares) | shares										(14,690,000)	(14,690,000)
Identifiable Assets Acquired Including Goodwill											$ 6,358
Total consideration											$ 21,048